Deposits from banks - Schedule of deposits from banks by type (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deposits from banks [Line Items]
Non-interest bearing	€ 177	€ 400
Interest bearing	23,080	56,232
Deposits from banks	23,257	56,632
Netherlands
Disclosure of deposits from banks [Line Items]
Non-interest bearing	3	86
Interest bearing	7,803	32,858
Deposits from banks	7,806	32,943
Rest of the world
Disclosure of deposits from banks [Line Items]
Non-interest bearing	174	315
Interest bearing	15,277	23,374
Deposits from banks	€ 15,451	€ 23,689